DEFERRED TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2018
DEFERRED TAX ASSETS AND LIABILITIES [abstract]
Disclosure of deferred tax assets and liabilities

23.  DEFERRED TAX ASSETS AND LIABILITIES

Deferred tax assets and deferred tax liabilities before offset are attributable to the items detailed in the table below:

	Assets		Liabilities
	December 31,		December 31,
	2017	2018	2017	2018
	RMB	RMB	RMB	RMB
Receivables and inventories	381	2,563	—	—
Payables	1,925	1,808	—	—
Cash flow hedges	165	1,131	(50)	(27)
Property, plant and equipment	14,150	15,427	(9,928)	(8,666)
Tax losses carried forward	2,325	3,709	—	—
Available-for-sale financial assets	117	—	—	—
Financial assets at fair value through other comprehensive income	—	117	—	(1)
Intangible assets	227	474	(563)	(535)
Others	180	174	(264)	(428)
Deferred tax assets/(liabilities)	19,470	25,403	(10,805)	(9,657)

As of December 31, 2017 and 2018, certain subsidiaries of the Company did not recognize deferred tax of deductible loss carried forward of RMB 20,821 and RMB18,308, respectively, of which RMB 5,938 and RMB 2,437 were incurred for the years ended December 31, 2017 and 2018, respectively, because it was not probable that the future taxable profits will be realized. These deductible tax losses carried forward of RMB 2,373, RMB 3,887, RMB 3,673, RMB 5,938 and RMB 2,437 will expire in 2019, 2020, 2021, 2022, 2023 and after, respectively.

Periodically, management performed assessment on the probability that future taxable profit will be available over the period which the deferred tax assets can be realized or utilized. In assessing the probability, both positive and negative evidence was considered, including whether it is probable that the operations will have sufficient future taxable profits over the periods which the deferred tax assets are deductible or utilized and whether the tax losses result from identifiable causes which are unlikely to recur. During the years ended December 31, 2017 and 2018, write-down of deferred tax assets amounted to RMB 26 and RMB 188 (Note 10).

Movements in the deferred tax assets and liabilities are as follows:

		Recognized in	Recognized in
	Balance as of	consolidated	other		Balance as of
	January 1,	statement of	comprehensive		December 31,
	2016	income	income	Others	2016
	RMB	RMB	RMB	RMB	RMB

Receivables and inventories	1,552	(1,505)	6	34	87
Payables	413	(22)	—	—	391
Cash flow hedges	250	—	(465)	—	(215)
Property, plant and equipment	(9,131)	6,063	(392)	109	(3,351)
Tax losses carried forward	5,883	(3,426)	20	—	2,477
Available-for-sale financial assets	—	(139)	(7)	146	—
Intangible assets	203	(1)	—	58	260
Others	40	(136)	—	—	(96)
Net deferred tax (liabilities)/assets	(790)	834	(838)	347	(447)

		Recognized in	Recognized in		Acquisition	Balance as
	Balance as of	consolidated	other		of	of
	January 1,	statement of	comprehensive		Shanghai	December 31,
	2017	income	income	Others	SECCO	2017
	RMB	RMB	RMB	RMB	RMB	RMB

Receivables and inventories	87	300	(5)	(1)	—	381
Payables	391	1,534	—	—	—	1,925
Cash flow hedges	(215)	9	313	8	—	115
Property, plant and equipment	(3,351)	8,475	287	(8)	(1,181)	4,222
Tax losses carried forward	2,477	(135)	(17)	—	—	2,325
Available-for-sale financial assets	—	117	—	—	—	117
Intangible assets	260	(27)	—	—	(569)	(336)
Others	(96)	44	4	—	(36)	(84)
Net deferred tax (liabilities)/assets	(447)	10,317	582	(1)	(1,786)	8,665

	Balance as	Recognized in	Recognized in			Balance as
	of	consolidated	other		Transferred	of
	January 1,	statement of	comprehensive		from	December 31,
	2018	income	income	Others	reserve	2018
	RMB	RMB	RMB	RMB	RMB	RMB

Receivables and inventories	381	2,176	3	3	—	2,563
Payables	1,925	(117)	—	—	—	1,808
Cash flow hedges	115	(10)	2,029	1	(1,031)	1,104
Property, plant and equipment	4,222	2,650	(130)	19	—	6,761
Tax losses carried forward	2,325	1,414	6	(36)	—	3,709
Available-for-sale financial assets	117	—	—	(117)	—	—
Financial assets at fair value through other comprehensive income	—	—	(1)	117	—	116
Intangible assets	(336)	273	—	2	—	(61)
Others	(84)	(142)	(2)	(26)	—	(254)
Net deferred tax assets/(liabilities)	8,665	6,244	1,905	(37)	(1,031)	15,746